                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-00082
                                   -----------

                                    CGM TRUST
    -----------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

              One International Place, Boston, Massachusetts 02110
    -----------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                        Jeremiah J. Bresnahan, Jr., Esq.
                              Bingham McCutchen LLP
                               150 Federal Street
                                Boston, MA 02110
    -----------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 1-617-737-3225
                                                   -----------------

Date of fiscal year end: December 31, 2003
                        --------------------------
Date of reporting period: June 30, 2003
                         -------------------------

ITEM 1. REPORTS TO STOCKHOLDERS.

CGM
MUTUAL FUND

293rd Quarterly Report
June 30, 2003

A No-Load Fund

[logo]  INVESTMENT ADVISER
        CAPITAL GROWTH MANAGEMENT
        LIMITED PARTNERSHIP

TO OUR SHAREHOLDERS:
--------------------------------------------------------------------------------

CGM Mutual Fund increased 12.2% during the second quarter of 2003 compared to the unmanaged Standard and Poor's 500 Index which increased 15.4%, and the Merrill Lynch Master Bond Index which grew 2.5% over the same period. For the first six months of the year, CGM Mutual Fund returned 13.2% while the unmanaged S&P 500 Index increased 11.8% and the Merrill Lynch Master Bond Index grew 4.0%.

The long awaited recovery remained elusive during the second quarter of 2003. Many economic indicators barely budged over the three-month period, and business activity remained sluggish. Major manufacturers are currently operating at only 72% capacity and many of them have been discouraged from new capital spending. Without a stronger economy, unemployment levels show no signs of abating. The favorable resolution of the Iraqi war failed to bolster consumer confidence to any great degree though the consumer does keep chugging along, lured by incentives to spend money on houses and automobiles and thereby keeping the economy growing, though only at a meager 1%-2% annual rate.

The remedy may, however, be on the way. We anticipate a strengthening economy during the second half of the year as significant monetary and fiscal policies are implemented which should help to stimulate spending. First, on June 25, the Federal Reserve Board again shaved 25 basis points from the Federal Funds rate to achieve a new 45-year low. The ten-year Treasury bond is currently yielding only 3.63% and the three-month Treasury bill, a mere 87 basis points. Secondly, on the fiscal front, a front-end-loaded tax cut replete with lower dividend taxes is being implemented and, we believe, will put more money in the consumer's pocket. Finally, the federal government continues to spend at a good clip which, when combined with a weakening dollar that ought to boost foreign exports, should nudge the economy out of neutral and into a forward gear.

Ahead of the curve, investors anticipated the significance of these factors and bid the S&P 500 Index up 15% during the second quarter. Frequently, the stock market becomes an accurate leading indicator in and of itself. In this instance, we believe the market is signaling better times for the economy. That said, the fact remains that the stock market is still expensive, with the S&P 500 Index selling at 18-19 times next year's earnings. We do believe there are opportunities in a few sectors and in individual companies where growth prospects look good to us relative to market prices, and we are concentrating on just such situations.

At June 30, 2003, CGM Mutual Fund was approximately 25% invested in corporate bonds and short-term government securities. In the equity portion of the portfolio, the Fund's three largest positions at quarter-end were in the housing and building materials, drug, and financial services industries. The Fund's three largest equity holdings on June 30, 2003 were D.R. Horton, Inc., the Lennar Corporation and the Altria Group, Inc.

                                    /s/ Robert L. Kemp

                                        Robert L. Kemp
                                        President

July 1, 2003

                                CGM MUTUAL FUND
--------------------------------------------------------------------------------

INVESTMENT PERFORMANCE
(unaudited)
--------------------------------------------------------------------------------
Total Return for Periods Ended June 30, 2003

                                            CGM         THE FUND'S AVERAGE
                                        MUTUAL FUND     ANNUAL TOTAL RETURN
                                        -----------     -------------------

10 Years ............................     +53.6%               +4.4%
 5 Years ............................      -8.8                -1.8
 1 Year .............................     -10.2               -10.2
 3 Months ...........................     +12.2                 --

The percentage figures for the Fund are based upon the beginning net asset values of $29.51, $26.66, $21.35 and $16.81, respectively, and the June 30, 2003 net asset value of $18.80 per share assuming the reinvestment of income dividends and capital gains during such respective periods. These percentage figures above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

The performance data contained in this report represent past performance, which is no guarantee of future results. The investment return and the principal value of an investment in the Fund will fluctuate so that investors' shares, when redeemed, may be worth more or less than their original cost.

                                CGM MUTUAL FUND
--------------------------------------------------------------------------------

BOARD OF TRUSTEES

PETER O. BROWN
G. KENNETH HEEBNER
ROBERT L. KEMP
ROBERT B. KITTREDGE
LAURENS MACLURE
JAMES VAN DYKE QUEREAU, JR.
J. BAUR WHITTLESEY

OFFICERS
ROBERT L. KEMP, President
G. KENNETH HEEBNER, Vice President
LESLIE A. LAKE, Vice President and Secretary
KATHLEEN S. HAUGHTON, Vice President
MARTHA I. MAGUIRE, Vice President
W. DUGAL THOMAS, Vice President
MARY L. STONE, Assistant Vice President
FRANK N. STRAUSS, Treasurer

INVESTMENT ADVISER
CAPITAL GROWTH MANAGEMENT
LIMITED PARTNERSHIP
Boston, Massachusetts 02110

TRANSFER AND DIVIDEND PAYING
AGENT AND CUSTODIAN OF ASSETS
STATE STREET BANK AND TRUST COMPANY
Boston, Massachusetts 02102

SHAREHOLDER SERVICING AGENT
FOR STATE STREET BANK AND TRUST COMPANY
BOSTON FINANCIAL DATA SERVICES, INC.
P.O. Box 8511
Boston, Massachusetts 02266-8511

                                CGM MUTUAL FUND
--------------------------------------------------------------------------------
The Fund is supervised by the board of trustees of CGM Trust (the "Trust"). The trustees and officers of the Trust, their ages, their principal occupations during the past five years, the number of CGM Funds they oversee, and other directorships they hold are set forth below. Unless otherwise noted below, the address of each trustee and officer is One International Place, Boston, Massachusetts 02110.

An asterisk in the table below identifies those trustees and officers who are "interested persons" of the Trust as defined in the Investment Company Act of 1940, as amended. Each trustee and officer of the Trust noted as an interested person is interested by virtue of that individual's position with Capital Growth Management Limited Partnership ("CGM"), the Fund's investment manager, as described in the table below.

The Statement of Additional Information for the Fund includes additional information about Fund trustees and is available, without charge, upon request by calling the CGM Marketing Department, toll free, at 800-345-4048.

                                                                                                                        NUMBER OF
                                                                                                                      FUNDS IN THE
                                                                              PRINCIPAL OCCUPATION DURING               CGM FUNDS
                                            POSITION HELD AND                       PAST 5 YEARS AND                     COMPLEX
NAME, ADDRESS AND AGE                     LENGTH OF TIME SERVED                 OTHER DIRECTORSHIPS HELD                OVERSEEN
---------------------                     ---------------------               ---------------------------             -------------
INTERESTED TRUSTEES
G. Kenneth Heebner*                     Trustee since 1993                Employee, CGM; Part Owner, Kenbob, Inc.           4
  age 62                                                                  (Managing Partner of CGM)

Robert L. Kemp*                         Trustee since 1990                Employee, CGM; Part Owner, Kenbob, Inc.           4
  age 71                                                                  (Managing Partner of CGM)

DISINTERESTED TRUSTEES
Peter O. Brown                          Trustee since 1993                Counsel (formerly, Partner), Harter,              4
  age 62                                                                  Secrest & Emery LLP (law firm); Trustee,
                                                                          TT International U.S.A. Master and Feeder
                                                                          Trusts (four mutual funds)

Robert B. Kittredge                     Trustee since 1990                Retired; formerly Trustee, New England            4
  age 82                                                                  Zenith Fund

Laurens MacLure                         Trustee since 1990                Retired; formerly President and Chief             4
  age 78                                                                  Executive Officer, New England Deaconess
                                                                          Hospital; formerly Trustee, New England
                                                                          Zenith Fund; formerly Director,
                                                                          Massachusetts Blue Cross/Blue Shield

James Van Dyke Quereau, Jr.             Trustee since 1993                Managing Partner and Director, Stratton           4
  age 54                                                                  Management Company (investment
                                                                          management); Director and Vice President,
                                                                          Semper Trust Co.

J. Baur Whittlesey                      Trustee since 1990                Member, Ledgewood Law Firm, P.C.                  4
  age 56

OFFICERS
G. Kenneth Heebner*                     Vice President since 1990         Employee, CGM; Part Owner, Kenbob, Inc.           4
  age 62                                                                  (Managing Partner of CGM)

Robert L. Kemp*                         President since 1990              Employee, CGM; Part Owner, Kenbob, Inc.           4
  age 71                                                                  (Managing Partner of CGM)

Kathleen S. Haughton*                   Vice President since 1992         Employee - Investor Services Division, CGM        4
  age 43                                and Anti-Money Laundering
  address:                              Compliance Officer since 2002
  222 Berkeley Street,
  Boston, Massachusetts
  02116

Leslie A. Lake*                         Vice President and Secretary      Employee - Office Administrator, CGM              4
  age 58                                since 1990

Martha I. Maguire*                      Vice President since 1994         Employee - Funds Marketing, CGM                   4
  age 47

Mary L. Stone*                          Assistant Vice President since    Employee -                                        4
  age 58                                1990                              Portfolio Transactions, CGM

Frank N. Strauss*                       Treasurer since 1992              Employee - Chief Financial Officer, CGM           4
  age 42                                                                  Funds
  address:
  222 Berkeley Street,
  Boston, Massachusetts
  02116

W. Dugal Thomas*                        Vice President since 1992         Employee - Director of Marketing, CGM             4
  age 66

                                                          CGM MUTUAL FUND
----------------------------------------------------------------------------------------------------------------------------------

 ---------------------------------------------------------------------------------------------------------------------------------
                             25-YEAR INVESTMENT RECORD DECEMBER 31, 1977 -- JUNE 30, 2003 (UNAUDITED)
 ---------------------------------------------------------------------------------------------------------------------------------
                                 IF YOU HAD PURCHASED ONE SHARE OF THE FUND ON DECEMBER 31, 1977
----------------------------------------------------------------------------------------------------------------------------------
                              -- AND HAD TAKEN ALL DIVIDENDS                  OR -- HAD REINVESTED ALL DIVIDENDS AND CAPITAL
                                 AND DISTRIBUTIONS IN CASH                      GAINS DISTRIBUTIONS IN ADDITIONAL SHARES
                      ------------------------------------------------------------------------------------------------------------
                                              During the Year
                                           You Would Have Received                                  Which Would Represent
                                       ------------------------------                          -----------------------------------
                                                                          The Value of                          A Cumulative
                        The Net                                           Your Original                            Change
                      Asset Value        Per Share        Per Share        Investment               An            Expressed
     On                 of Your        Capital Gains       Income            At Each              Annual        As An Index With
  December            Share Would      Distributions    Distributions       Year End           Total Return          December 31,
     31                Have Been            of               of          Would Have Been            of              1977 = 100.0
----------------------------------------------------------------------------------------------------------------------------------
    1977                $12.88                                                                                         100.0
    1978                 12.83              --             $ 0.65            $13.51               +   4.9%             104.9
    1979                 13.81              --               0.72             15.36               +  13.7              119.3
    1980                 14.85              --               0.88             17.63               +  14.8              137.0
    1981                 13.90              --               0.97             17.65               +   0.1              137.1
    1982                 18.16              --               1.09             24.89               +  41.0              193.3
    1983                 18.81              --               1.09             27.35               +   9.9              212.4
    1984                 17.01            $ 1.86             0.95             29.07               +   6.3              225.8
    1985                 21.53              --               1.08             39.10               +  34.5              303.7
    1986                 22.86              2.75             0.94             48.91               +  25.1              379.9
    1987                 20.40              4.52             1.06             55.61               +  13.7              431.9
    1988                 19.94              --               1.10             57.39               +   3.2              445.7
    1989                 22.34              0.95             0.93             69.84               +  21.7              542.4
    1990                 21.64              --               0.93*            70.61               +   1.1              548.4
    1991                 26.80              2.64             0.97             99.49               +  40.9              772.7
    1992                 26.02              1.42             0.93            105.56               +   6.1              819.8
    1993                 28.88              1.93             0.86            128.57               +  21.8              998.5
    1994                 25.05              --               1.04            116.10               -   9.7              901.6
    1995                 29.43              0.89             0.77            144.31               +  24.3             1120.7
    1996                 31.42              4.15             0.74            178.51               +  23.7             1386.3
    1997                 25.52              7.81             0.67            193.15               +   8.2             1500.0
    1998                 26.36              0.25             0.98            208.99               +   8.2             1623.0
    1999                 27.28              3.54             0.84            251.83               +  20.5             1955.7
    2000                 23.38              --               0.73            222.62               -  11.6             1728.8
    2001                 20.47              --               0.20            196.80               -  11.6             1528.3
    2002                 16.65              --               0.41            163.54               -  16.9             1270.0
 2003 (6/30)             18.80              --               0.05            185.13               +  13.2             1437.6
                                           -----            -----                                  ------
     Totals                               $32.71           $21.58                                 +1337.6

----------------------------------------------------------------------------------------------------------------------------------
* Includes $0.05 per share distributed from paid-in capital.

Shares were first offered on November 5, 1929; the net asset value per share, adjusted for stock splits and dividends, was $8.33.

----------------------------------------------------------------------------------------------------------------------------------

The performance data contained in this report represent past performance, which is no guarantee of future results. The table above does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The investment return on, and the principal value of, an investment in the Fund will fluctuate so that investors' shares, when redeemed, may be worth more or less than the original cost.

                                CGM MUTUAL FUND
--------------------------------------------------------------------------------

INVESTMENTS AS OF JUNE 30, 2003
(unaudited)
COMMON STOCKS -- 73.6% OF TOTAL NET ASSETS
                                                       SHARES       VALUE(a)
                                                       -------    ------------
BEVERAGES AND TOBACCO -- 5.4%
Altria Group, Inc. ...............................     480,000    $ 21,811,200
                                                                  ------------

BROKERS/INVESTMENT SERVICES -- 1.7%
Lehman Brothers Holdings, Inc. ...................     103,000       6,847,440
                                                                  ------------

DRUGS -- 8.8%
Barr Laboratories, Inc. (b) ......................     220,000      14,410,000
Caremark Rx, Inc. (b) ............................     365,000       9,373,200
Medicis Pharmaceutical Corporation ...............     206,000      11,680,200
                                                                  ------------
                                                                    35,463,400
                                                                  ------------

ENERGY -- 3.3%
Burlington Resources, Inc. .......................     250,000      13,517,500
                                                                  ------------

FINANCIAL SERVICES -- 6.1%
Countrywide Financial Corporation ................     230,000      16,001,100
Federal Home Loan Mortgage Corporation ...........     175,000       8,884,750
                                                                  ------------
                                                                    24,885,850
                                                                  ------------

HEALTH CARE SERVICES -- 3.0%
AdvancePCS (b) ...................................     320,000      12,233,600
                                                                  ------------

HEAVY CAPITAL GOODS -- 4.3%
PACCAR, Inc. .....................................     257,000      17,362,920
                                                                  ------------

HOUSING AND BUILDING MATERIALS -- 27.0%
D.R. Horton, Inc. ................................   1,312,500      36,881,250
KB Home ..........................................     270,000      16,734,600
Lennar Corporation ...............................     467,000      33,390,500
NVR, Inc. (b) ....................................      26,000      10,686,000
Ryland Group, Inc. ...............................     170,000      11,798,000
                                                                  ------------
                                                                   109,490,350
                                                                  ------------

INSURANCE -- 0.7%
Aetna, Inc. ......................................      50,000       3,010,000
                                                                  ------------

LEISURE -- 1.8%
International Game Technology, Inc. ..............      72,000       7,367,760
                                                                  ------------

MACHINERY -- 3.0%
Deere & Company ..................................     265,000      12,110,500
                                                                  ------------

MISCELLANEOUS -- 4.5%
3M Company .......................................     140,000      18,057,200
                                                                  ------------

RETAIL -- 3.0%
AutoZone, Inc. (b) ...............................      90,000       6,837,300
Best Buy Co., Inc. (b) ...........................     120,000       5,270,400
                                                                  ------------
                                                                    12,107,700
                                                                  ------------

TEXTILE AND APPAREL -- 1.0%
Timberland Company (b) ...........................      75,000       3,964,500
                                                                  ------------

TOTAL COMMON STOCKS (Identified Cost $239,791,957)                 298,229,920
                                                                  ------------
BONDS AND BILLS -- 25.9%

                                                      FACE
                                                     AMOUNT
                                                     ------
AUTO -- MEDIUM AND HEAVY DUTY TRUCKS -- 4.7%
Navistar International Corporation,
  8.00%, 2/01/08 .................................$ 19,150,000      19,150,000
                                                                  ------------

CASINO HOTELS -- 12.3%
Harrahs Operating Company, Inc., 7.875%, 12/15/05   17,000,000      18,487,500
MGM Mirage, Inc., 8.50%, 9/15/10 .................  10,500,000      12,337,500
Park Place Entertainment, 9.375%, 2/15/07 ........  17,000,000      18,827,500
                                                                  ------------
                                                                    49,652,500
                                                                  ------------

RETAIL -- 0.7%
Gap, Inc., 10.55%, 12/15/08 (c) ..................   2,500,000       3,037,500
                                                                  ------------

UNITED STATES TREASURY -- 8.2%
United States Treasury Bills, 0.799%, 8/21/03 ....   5,800,000       5,793,313
United States Treasury Bills, 0.812%, 8/28/03 ....   1,000,000         998,671
United States Treasury Bills, 0.834%, 9/04/03 ....   7,000,000       6,989,318
United States Treasury Bills, 0.846%, 9/11/03 ....   9,000,000       8,984,592
United States Treasury Bills, 0.850%, 9/25/03 ....   2,500,000       2,494,875
United States Treasury Bills, 0.854%, 9/18/03 ....   5,000,000       4,990,530
United States Treasury Bills, 1.053%, 8/07/03 ....   2,000,000       1,997,780
United States Treasury Bills, 1.071%, 7/31/03 ....   1,000,000         999,079
                                                                  ------------
                                                                    33,248,158
                                                                  ------------
TOTAL BONDS AND BILLS (Identified Cost $101,657,619) .........     105,088,158
                                                                  ------------

SHORT-TERM INVESTMENT -- 0.4%

       American Express Credit Corporation,
         1.20%, 7/01/03 (Cost $1,645,000) ........   1,645,000       1,645,000
                                                                  ------------

TOTAL INVESTMENTS -- 99.9% (Identified Cost $343,094,576) (d)      404,963,078
            Cash and receivables .............................      13,175,165
            Liabilities ......................................     (12,807,308)
                                                                  ------------
TOTAL NET ASSETS -- 100.0% ...................................    $405,330,935
                                                                  ============

(a) See Note 1A.
(b) Non-income producing security.
(c) Variable or floating rate security. Rate disclosed is as of June 30, 2003.
(d) Federal Tax Information: At June 30, 2003, the net unrealized appreciation on investments based on cost of $343,094,576 for Federal income tax purposes was as follows:
    Aggregate gross unrealized appreciation for all investments
       in which there is an excess of value over tax cost ....    $ 65,288,743
    Aggregate gross unrealized depreciation for all investments
       in which there is an excess of tax cost over value ....      (3,420,241)
                                                                  ------------
Net unrealized appreciation ..................................    $ 61,868,502
                                                                  ============


                See accompanying notes to financial statements.

                                CGM MUTUAL FUND
--------------------------------------------------------------------------------

STATEMENT OF
ASSETS AND LIABILITIES

June 30, 2003
(unaudited)

ASSETS
  Investments at value (Identified
    cost -- $343,094,576) ..........................      $404,963,078
  Cash .............................................             4,099
  Receivable for:
    Securities sold ...................  $11,342,485
    Shares of the Fund
      sold ............................       10,983
    Dividends and
      interest ........................    1,817,598        13,171,066
                                         -----------      ------------
                                                           418,138,243
                                                          ------------
LIABILITIES
  Payable for:
    Securities purchased ..............   12,256,346
    Shares of the Fund
      redeemed ........................      144,930        12,401,276
                                         -----------
  Accrued expenses:
    Management fees ...................      304,308
    Trustees' fees ....................       12,639
    Accounting and
      Administration fees .............        6,000
    Transfer agent fees ...............       56,953
    Other expenses ....................       26,132           406,032
                                         -----------      ------------
                                                            12,807,308
                                                          ------------
NET ASSETS .........................................      $405,330,935
                                                          ============
  Net Assets consist of:
    Capital paid-in ................................      $565,258,574
    Undistributed net investment
      income .......................................         1,313,846
    Accumulated net realized loss ..................      (223,109,987)
    Unrealized appreciation on
      investments -- net ...........................        61,868,502
                                                          ------------
NET ASSETS .........................................      $405,330,935
                                                          ============
  Shares of beneficial interest
    outstanding, no par value ......................        21,564,332
                                                          ============
  Net asset value per share* .......................            $18.80
                                                          ============

* Shares of the Fund are sold and redeemed at net asset value
  ($405,330,935 / 21,564,332).

                See accompanying notes to financial statements.

                                CGM MUTUAL FUND
--------------------------------------------------------------------------------

STATEMENT OF
OPERATIONS

Six Months Ended June 30, 2003
(unaudited)

INVESTMENT INCOME
  Income
    Dividends ............................................  $   957,009
    Interest .............................................    3,644,288
                                                            -----------
                                                              4,601,297
                                                            -----------
  Expenses
    Management fees ......................................    1,698,740
    Trustees' fees .......................................       27,588
    Accounting and Administration ........................       36,000
    Custodian ............................................       44,256
    Transfer agent .......................................      272,958
    Audit and tax services ...............................       15,125
    Legal ................................................       57,611
    Printing .............................................       33,653
    Registration .........................................        9,964
    Miscellaneous ........................................        1,160
                                                            -----------
                                                              2,197,055
                                                            -----------
  Net investment income ..................................    2,404,242
                                                            -----------
REALIZED AND UNREALIZED GAIN ON
  INVESTMENTS
    Realized gain on investments -- net ..................    1,019,820
    Unrealized appreciation -- net .......................   44,386,373
                                                            -----------
    Net gain on investments ..............................   45,406,193
                                                            -----------

NET CHANGE IN ASSETS FROM
  OPERATIONS .............................................  $47,810,435
                                                            ===========

                See accompanying notes to financial statements.

                                CGM MUTUAL FUND
--------------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS

                                                                        SIX MONTHS
                                                                           ENDED               YEAR ENDED
                                                                       JUNE 30, 2003          DECEMBER 31,
                                                                        (UNAUDITED)              2002
                                                                       -------------         -------------
OPERATIONS
  Net investment income .......................................        $   2,404,242         $   6,129,108
  Net realized gain (loss) from investments ...................            1,019,820           (57,018,525)
  Unrealized appreciation (depreciation) ......................           44,386,373           (26,219,508)
                                                                       -------------         -------------
    Change in net assets from operations ......................           47,810,435           (77,108,925)
                                                                       -------------         -------------
DISTRIBUTIONS TO SHAREHOLDERS
  From net investment income ..................................           (1,090,396)           (9,457,549)
                                                                       -------------         -------------

CAPITAL SHARE TRANSACTIONS
  Proceeds from sale of shares ................................            2,149,386            15,897,436
  Net asset value of shares issued in connection with
  reinvestment of:
    Dividends from net investment income ......................              957,115             8,290,622
                                                                       -------------         -------------
                                                                           3,106,501            24,188,058
  Cost of shares redeemed .....................................          (20,584,445)          (60,504,411)
                                                                       -------------         -------------
    Change in net assets derived from capital share
      transactions ............................................          (17,477,944)          (36,316,353)
                                                                       -------------         -------------
  Total change in net assets ..................................           29,242,095          (122,882,827)

NET ASSETS
  Beginning of period .........................................          376,088,840           498,971,667
                                                                       -------------         -------------

  End of the period (including undistributed net
    investment income of $1,313,846 and $0, respectively) .....        $ 405,330,935         $ 376,088,840
                                                                       =============         =============
NUMBER OF SHARES OF THE FUND:
  Issued from sale of shares ..................................              124,792               765,722
  Issued in connection with reinvestment of:
    Dividends from net investment income ......................               55,368               439,152
                                                                       -------------         -------------
                                                                             180,160             1,204,874
    Redeemed ..................................................           (1,203,729)           (2,996,184)
                                                                       -------------         -------------
    Net change ................................................           (1,023,569)           (1,791,310)
                                                                       =============         =============

                See accompanying notes to financial statements.

                                CGM MUTUAL FUND
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

                           SIX MONTHS
                             ENDED                                   YEAR ENDED DECEMBER 31,
                          JUNE 30, 2003      --------------------------------------------------------------------------
                           (UNAUDITED)          2002             2001(a)          2000          1999           1998
                           -----------       -----------       -----------    -----------    -----------    -----------
FOR A SHARE OF THE FUND
  OUTSTANDING THROUGHOUT
  EACH PERIOD:
NET ASSET VALUE AT THE
  BEGINNING OF PERIOD ..   $     16.65       $     20.47       $     23.38    $     27.28    $     26.36    $     25.52
                           -----------       -----------       -----------    -----------    -----------    -----------
NET INVESTMENT INCOME ..          0.11(b)           0.26(b)           0.19           0.74           0.83           1.00

DIVIDENDS FROM NET
INVESTMENT INCOME ......         (0.05)            (0.41)            (0.20)         (0.73)         (0.84)         (0.98)

NET REALIZED AND
  UNREALIZED GAIN (LOSS)
  ON INVESTMENTS .......          2.09             (3.67)            (2.90)         (3.91)          4.47           1.07

DISTRIBUTION FROM NET
REALIZED GAIN ..........          --                --                --             --            (3.54)         (0.25)
                           -----------       -----------       -----------    -----------    -----------    -----------

NET INCREASE
  (DECREASE) IN NET
  ASSET VALUE ..........          2.15             (3.82)            (2.91)         (3.90)          0.92           0.84
                           -----------       -----------       -----------    -----------    -----------    -----------

NET ASSET VALUE AT

END OF PERIOD ..........   $     18.80       $     16.65       $     20.47    $     23.38    $     27.28    $     26.36
                           ===========       ===========       ===========    ===========    ===========    ===========

TOTAL RETURN (%) .......          13.2             (16.9)            (11.6)         (11.6)          20.5            8.2

RATIOS:
OPERATING EXPENSES TO
  AVERAGE NET ASSETS (%)          1.16*             1.14              1.10           1.06           1.02           1.02

NET INVESTMENT INCOME TO
  AVERAGE  NET ASSETS (%)         1.27*             1.30              1.00           2.99           2.86           3.56
PORTFOLIO TURNOVER (%) .           246*              191               236            230            200            280
NET ASSETS AT END OF
  PERIOD (IN THOUSANDS)($)     405,331           376,089           498,972        654,468        908,928        940,930

(a) As required, effective January 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on debt securities. The effect of this change for the year ended December 31, 2001 was to increase net investment income per share by $0.04, Decrease net realized and unrealized gains and losses per share by $0.04, and increase the ratio of net investment income to average net assets from 0.82% To 1.00%. Per share, ratios and supplemental data for periods prior to January 1,
    2001 have not been restated to reflect this change in presentation.
(b) Per share net investment income has been calculated using the average shares outstanding during the period.
 *  Computed on an annualized basis.
                                    See accompanying notes to financial statements.

                                CGM MUTUAL FUND
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS -- JUNE 30, 2003
(unaudited)

1. The Fund is a diversified series of CGM Trust which is organized as a Massachusetts business trust under the laws of Massachusetts pursuant to an Agreement and Declaration of Trust. The Trust is registered under the Investment Company Act of 1940 as an open-end management investment company. The Trust has two other Funds whose financial statements are not presented herein. Along with one other fund in a separate Trust, there are four CGM Funds. The Fund's objective is reasonable long-term capital appreciation with a prudent approach to protection of capital from undue risks. Current income is a consideration in the selection of the Fund's portfolio securities, but it is not a controlling factor.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. SECURITY VALUATION -- Equity securities are valued on the basis of valuations furnished by a pricing service, authorized by the Board of Trustees. The pricing service provides the last reported sale price for securities listed on a national securities exchange or in the case of the NASDAQ national market system, the NASDAQ official closing price. For securities with no sale reported and in the case of over-the-counter securities not so listed, the last reported bid price is used. Corporate debt securities are valued on the basis of valuations furnished by a pricing service, authorized by the Board of Trustees, which determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. United States government debt securities are valued at the current closing bid, as last reported by a pricing service approved by the Board of Trustees. Short-term investments having a maturity of sixty days or less are stated at amortized cost, which approximates value. Other assets and securities which are not readily marketable will be valued in good faith at fair value using methods determined by the Board of Trustees.

B. SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date net of applicable foreign taxes. Interest income is recorded on an accrual basis and includes amortization of premium and discount. Net gain or loss on securities sold is determined on the identified cost basis. Dividend income received by the Fund from its investment in REITs may be comprised of ordinary income, capital gains, and return of capital.

C. FEDERAL INCOME TAXES -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute to its shareholders all of its taxable income and net realized capital gains, within the prescribed time period. Accordingly, no provision for federal income tax has been made. At December 31, 2002, there were capital loss carryovers available to offset future realized gains of $95,859,032 expiring in year 2008, $70,624,117 expiring in year 2009 and $57,484,584 expiring in year 2010.

D. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends and distributions are recorded by the Fund on the ex-dividend date. The classification of income and capital gains distributions is determined in accordance with income tax regulations. Distributions from net investment income and short-term capital gains are treated as ordinary income for income tax purposes. Permanent book and tax differences relating to shareholder distributions may result in reclassifications to paid-in capital. These differences are primarily related to book to tax differences on amortization of discount on corporate bonds and REITs. Undistributed net investment income or accumulated net investment loss may include temporary book and tax differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

E. INVESTMENT RISK -- There are certain additional risks involved in investing in foreign securities that are not inherent in investments in domestic securities. These risks may involve adverse political and economic developments and the possible imposition of currency exchange blockages or other foreign governmental laws or restrictions. In addition, the securities of some foreign companies and securities markets are less liquid and at times more volatile than securities of comparable U.S. companies and U.S. securities markets.

2. PURCHASES AND SALES OF SECURITIES -- For the period ended June 30, 2003, purchases and sales of securities other than United States government obligations and short-term investments aggregated $452,776,031 and $500,959,933, respectively. There were no purchases or sales of long-term United States government obligations.

3. A. MANAGEMENT FEES -- During the period ended June 30, 2003, the Fund incurred management fees of $1,698,740, paid or payable to the Fund's investment adviser, Capital Growth Management Limited Partnership (CGM), certain officers and directors of which are also officers and trustees of the Fund. The management agreement provides for a fee at the annual rate of 0.90% on the first $500 million of the Fund's average daily net assets, 0.80% of the next $500 million and 0.75% of such assets in excess of $1 billion.

    B. OTHER EXPENSES -- CGM performs certain administrative, accounting and other services for the Fund. The expenses of those services, which were paid to CGM by the Fund, include the following: (i) expenses for personnel performing bookkeeping, accounting and financial reporting functions and clerical functions relating to the Fund; (ii) expenses for services required in connection with the preparation of registration statements and prospectuses, shareholder reports and notices, proxy solicitation material furnished to shareholders of the Fund or regulatory authorities and reports and questionnaires for SEC compliance; and (iii) registration, filing and other fees in connection with requirements of regulatory authorities. The Accounting and Administration expense of $36,000, for the period ended June 30, 2003, is shown separately in the financial statements.

    C. TRUSTEES FEES AND EXPENSES -- The Fund does not pay any compensation directly to its officers or to any trustees who are directors, officers or employees of CGM, or any affiliate of CGM (other than registered investment companies). For the period ended June 30, 2003 each other trustee was compensated by the CGM Funds with an annual fee of $37,000 plus travel expenses for each meeting attended. Of this amount, each fund was responsible for $4,500 per trustee plus an annual variable fee calculated based on the proportion of each fund's average net assets relative to the aggregate average net assets of the CGM Funds, which for the period ended June 30, 2003 was $2,668 per trustee for the Fund.

INVESTMENT ADVISER
CAPITAL GROWTH MANAGEMENT
LIMITED PARTNERSHIP
Boston, Massachusetts 02110
---------------------------------------------------------------------------
TELEPHONE NUMBERS

For information about:
[] Account Procedures and Status

[] Redemptions

[] Exchanges

   Call 800-343-5678

[] New Account Procedures

[] Prospectuses

[] Performance

   Call 800-345-4048

---------------------------------------------------------------------------
MAILING ADDRESSES

FOR EXISTING ACCOUNTS

CGM Shareholder Services
c/o Boston Financial Data Services
P.O. Box 8511 Boston, MA 02266-8511

FOR NEW ACCOUNT APPLICATIONS ONLY

The CGM Funds
P.O. Box 449
Boston, MA 02117-0449
---------------------------------------------------------------------------

This report has been prepared for the shareholders of the Fund and is not authorized for distribution to current or prospective investors in the Fund unless it is accompanied or preceded by a prospectus.

MQR2 03                                                   Printed in U.S.A.

CGM
REALTY FUND

37th Quarterly Report
June 30, 2003

A No-Load Fund

[logo]  INVESTMENT ADVISER
        CAPITAL GROWTH MANAGEMENT
        LIMITED PARTNERSHIP

TO OUR SHAREHOLDERS:
--------------------------------------------------------------------------------

CGM Realty Fund increased 36.1% during the second quarter of 2003 compared to the unmanaged Standard and Poor's 500 Index which increased 15.4% and the National Association of Real Estate Investment Trusts (NAREIT) Equity REIT Index which grew 13.1% over the same period. For the first six months of the year, CGM Realty Fund returned 41.4% while the unmanaged S&P 500 Index increased 11.8% and the NAREIT Equity REIT Index grew 13.9%.

The long awaited recovery remained elusive during the second quarter of 2003. Many economic indicators barely budged over the three-month period, and business activity remained sluggish. Major manufacturers are currently operating at only 72% capacity and many of them have been discouraged from new capital spending. Without a stronger economy, unemployment levels show no signs of abating. The favorable resolution of the Iraqi war failed to bolster consumer confidence to any great degree though the consumer does keep chugging along, lured by incentives to spend money on houses and automobiles and thereby keeping the economy growing, though only at a meager 1%-2% annual rate.

The remedy may, however, be on the way. We anticipate a strengthening economy during the second half of the year as significant monetary and fiscal policies are implemented which should help to stimulate spending. First, on June 25, the Federal Reserve Board again shaved 25 basis points from the Federal Funds rate to achieve a new 45-year low. The ten-year Treasury bond is currently yielding only 3.63% and the three-month Treasury bill, a mere 87 basis points. Secondly, on the fiscal front, a front-end-loaded tax cut replete with lower dividend taxes is being implemented and, we believe, will put more money in the consumer's pocket. Finally, the federal government continues to spend at a good clip which, when combined with a weakening dollar that ought to boost foreign exports, should nudge the economy out of neutral and into a forward gear.

Ahead of the curve, investors anticipated the significance of these factors and bid the S&P 500 Index up 15% during the second quarter. Frequently, the stock market becomes an accurate leading indicator in and of itself. In this instance, we believe the market is signaling better times for the economy. That said, the fact remains that the stock market is still expensive, with the S&P 500 Index selling at 18-19 times next year's earnings. We do believe there are opportunities in a few sectors and in individual companies where growth prospects look good to us relative to market prices, and we are concentrating on just such situations.

CGM Realty Fund's major investment remains in homebuilding stocks. On June 30, 2003 the Fund also held large positions in hotel and retail REITs. At the end of the quarter, CGM Realty Fund's three largest holdings were Hovnanian Enterprises, Inc., the Ryland Group, Inc., and the Meritage Corporation.

                                    /s/ Robert L. Kemp

                                        Robert L. Kemp
                                        President

July 1, 2003

                                CGM REALTY FUND
--------------------------------------------------------------------------------

INVESTMENT PERFORMANCE
(unaudited)
--------------------------------------------------------------------------------
Total Return for Periods Ended June 30, 2003

                                                   THE FUND'S
                                      CGM           AVERAGE
                                     REALTY          ANNUAL
                                      FUND        TOTAL RETURN
                                    --------     --------------
5 years .........................    +77.6%          +12.2%
1 Year ..........................    +17.6           +17.6
3 Months ........................    +36.1             --

The Fund's average annual total return since inception (May 13, 1994) through June 30, 2003 is +14.8%. The adviser limited the Fund's total operating expenses to 1.00% of its average net assets from inception through December 31, 1997. Otherwise, the Fund's total return since inception would have been lower.

The performance data contained in this report represent past performance, which is no guarantee of future results. The table above does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares and assumes the reinvestment of all Fund distributions. The investment return and the principal value of an investment in the Fund will fluctuate so that investors' shares, when redeemed, may be worth more or less than their original cost.

                                CGM REALTY FUND
--------------------------------------------------------------------------------
BOARD OF TRUSTEES
PETER O. BROWN
G. KENNETH HEEBNER
ROBERT L. KEMP
ROBERT B. KITTREDGE
LAURENS MACLURE
JAMES VAN DYKE QUEREAU, JR.
J. BAUR WHITTLESEY

OFFICERS
ROBERT L. KEMP, President
G. KENNETH HEEBNER, Vice President
LESLIE A. LAKE, Vice President and Secretary
KATHLEEN S. HAUGHTON, Vice President
MARTHA I. MAGUIRE, Vice President
W. DUGAL THOMAS, Vice President
MARY L. STONE, Assistant Vice President
FRANK N. STRAUSS, Treasurer

INVESTMENT ADVISER
CAPITAL GROWTH MANAGEMENT LIMITED PARTNERSHIP
Boston, Massachusetts 02110

TRANSFER AND DIVIDEND PAYING
AGENT AND CUSTODIAN OF ASSETS
STATE STREET BANK AND TRUST COMPANY
Boston, Massachusetts 02102

SHAREHOLDER SERVICING AGENT
FOR STATE STREET BANK AND TRUST COMPANY
BOSTON FINANCIAL DATA SERVICES, INC.
P.O. Box 8511
Boston, Massachusetts 02266-8511

                                CGM REALTY FUND
--------------------------------------------------------------------------------

The Fund is supervised by the board of trustees of CGM Trust (the "Trust"). The trustees and officers of the Trust, their ages, their principal occupations during the past five years, the number of CGM Funds they oversee, and other directorships they hold are set forth below. Unless otherwise noted below, the address of each trustee and officer is One International Place, Boston, Massachusetts 02110.

An asterisk in the table below identifies those trustees and officers who are "interested persons" of the Trust as defined in the Investment Company Act of 1940, as amended. Each trustee and officer of the Trust noted as an interested person is interested by virtue of that individual's position with Capital Growth Management Limited Partnership ("CGM"), the Fund's investment manager, as described in the table below.

The Statement of Additional Information for the Fund includes additional information about Fund trustees and is available, without charge, upon request by calling the CGM Marketing Department, toll free, at 800-345-4048.

                                                                                                                        NUMBER OF
                                                                                                                      FUNDS IN THE
                                                                              PRINCIPAL OCCUPATION DURING               CGM FUNDS
                                            POSITION HELD AND                       PAST 5 YEARS AND                     COMPLEX
NAME, ADDRESS AND AGE                     LENGTH OF TIME SERVED                 OTHER DIRECTORSHIPS HELD                OVERSEEN
---------------------                     ---------------------               ---------------------------             -------------
INTERESTED TRUSTEES
G. Kenneth Heebner*                   Trustee since 1993             Employee, CGM; Part Owner, Kenbob, Inc.                4
  age 62                                                             (Managing Partner of CGM)

Robert L. Kemp*                       Trustee since 1990             Employee, CGM; Part Owner, Kenbob, Inc.                4
  age 71                                                             (Managing Partner of CGM)

DISINTERESTED TRUSTEES

Peter O. Brown                        Trustee since 1993             Counsel (formerly, Partner), Harter,                   4
  age 62                                                             Secrest & Emery LLP (law firm);
                                                                     Trustee, TT International U.S.A. Master
                                                                     and Feeder Trusts (four mutual funds)

Robert B. Kittredge                   Trustee since 1990             Retired; formerly Trustee, New England                 4
  age 82                                                             Zenith Fund

Laurens MacLure                       Trustee since 1990             Retired; formerly President and Chief
  age 78                                                             Executive Officer, New England
                                                                     Deaconess Hospital; formerly Trustee,
                                                                     New England Zenith Fund; formerly
                                                                     Director, Massachusetts Blue Cross/
                                                                     Blue Shield

James Van Dyke Quereau, Jr.           Trustee since 1993             Managing Partner and Director,                         4
  age 54                                                             Stratton Management Company
                                                                     (investment management); Director and
                                                                     Vice President, Semper Trust Co.

J. Baur Whittlesey                    Trustee since 1990             Member, Ledgewood Law Firm, P.C.                       4
  age 56

OFFICERS
G. Kenneth Heebner*                   Vice President since 1990      Employee, CGM; Part Owner, Kenbob,                     4
  age 62                                                             Inc. (Managing Partner of CGM)

Robert L. Kemp*                       President since 1990           Employee, CGM; Part Owner, Kenbob,                     4
  age 71                                                             Inc. (Managing Partner of CGM)

Kathleen S. Haughton*                 Vice President since 1992      Employee - Investor Services                           4
  age 43                              and Anti-Money Laundering      Division, CGM
  address:                            Compliance Officer since 2002
  222 Berkeley Street,
  Boston, Massachusetts
  02116

Leslie A. Lake*                       Vice President and Secretary   Employee - Office Administrator, CGM                   4
  age 58                              since 1990

Martha I. Maguire*                    Vice President since 1994      Employee - Funds Marketing, CGM                        4
  age 47

Mary L. Stone*                        Assistant Vice President       Employee - Portfolio Transactions,                     4
  age 58                              since 1990                     CGM

Frank N. Strauss*                     Treasurer since 1992           Employee - Chief Financial Officer,                    4
  age 42                                                             CGM Funds
  address:
  222 Berkeley Street,
  Boston, Massachusetts
  02116

W. Dugal Thomas*                      Vice President since 1992      Employee - Director of Marketing, CGM                  4
  age 66

                                CGM REALTY FUND
--------------------------------------------------------------------------------

INVESTMENTS AS OF JUNE 30, 2003
(unaudited)

COMMON STOCKS -- 99.7% OF TOTAL NET ASSETS

REAL ESTATE INVESTMENT TRUSTS -- 26.6%

                                                      SHARES          VALUE(a)
                                                     ---------    ------------
HOTELS -- 14.9%
Equity Inns, Inc. ................................   2,829,200    $ 19,521,480
Host Marriott Corporation (b) ....................   2,550,000      23,332,500
LaSalle Hotel Properties .........................   1,530,300      22,617,834
MeriStar Hospitality Corporation (b) .............   1,253,000       6,440,420
                                                                  ------------
                                                                    71,912,234
                                                                  ------------
RETAIL -- 11.7%
Chelsea Property Group, Inc. .....................     460,000      18,542,600
General Growth Properties, Inc. ..................     420,000      26,224,800
Rouse Company ....................................     300,000      11,430,000
                                                                  ------------
                                                                    56,197,400
                                                                  ------------
TOTAL REAL ESTATE INVESTMENT TRUSTS  .........................     128,109,634
                                                                  ------------

HOUSING AND BUILDING MATERIALS -- 73.1%
Centex Corporation ...............................     355,000      27,615,450
D.R. Horton, Inc. ................................   1,047,100      29,423,510
Hovnanian Enterprises, Inc. (b) ..................     846,500      49,901,175
KB Home ..........................................     410,000      25,411,800
Lennar Corporation; Class A ......................     390,000      27,885,000
Lennar Corporation; Class B ......................      39,000       2,679,300
M.D.C. Holdings, Inc. ............................     581,680      28,083,511
Meritage Corporation (b) .........................     638,900      31,472,214
M/I Schottenstein Homes ..........................     272,000      11,608,960
NVR, Inc. (b) ....................................      33,300      13,686,300
Pulte Homes, Inc. ................................     194,000      11,962,040
Ryland Group, Inc. ...............................     600,800      41,695,520
Standard Pacific Corporation .....................     800,000      26,528,000
Toll Brothers, Inc. (b) ..........................     660,000      18,684,600
William Lyon Homes (b) ...........................     168,700       5,373,095
                                                                  ------------
                                                                   352,010,475
                                                                  ------------
TOTAL COMMON STOCKS (Identified Cost $357,027,571) ...........     480,120,109
                                                                  ------------

                                                       FACE
SHORT-TERM INVESTMENT -- 0.6%                         AMOUNT
                                                    ----------
    American Express Credit Corporation,
     1.20%, 7/01/03 (Cost $2,875,000) ............. $2,875,000    $  2,875,000
                                                                  ------------

TOTAL INVESTMENTS -- 100.3% (Identified Cost $359,902,571) (c)     482,995,109
            Cash and receivables .............................      13,421,133
            Liabilities ......................................     (14,862,957)
                                                                  ------------
TOTAL NET ASSETS -- 100.0% ...................................    $481,553,285
                                                                  ============

(a) See Note 1A.
(b) Non-income producing security.
(c) Federal Tax Information: At June 30, 2003 the net unrealized appreciation on investments based on cost of $359,902,571 for Federal income tax purposes was as follows:
    Aggregate gross unrealized appreciation for all investments
      in which there is an excess of value over tax cost .....    $124,452,939
    Aggregate gross unrealized depreciation for all investments
      in which there is an excess of tax cost over value .....      (1,360,401)
                                                                  ------------
    Net unrealized appreciation ..............................    $123,092,538
                                                                  ============
                See accompanying notes to financial statements.

                                CGM REALTY FUND
--------------------------------------------------------------------------------

STATEMENT OF
ASSETS AND LIABILITIES

June 30, 2003
(unaudited)

ASSETS
 Investments at value (Identified
  Cost -- $359,902,571) ......................................    $482,995,109
 Cash ........................................................             825
 Receivable for:
  Securities sold ..............................   $10,990,293
  Shares of the Fund sold ......................     1,673,542
  Dividends and interest .......................       756,473      13,420,308
                                                   -----------    ------------
                                                                   496,416,242
                                                                  ------------

LIABILITIES
 Payable for:
  Securities purchased .........................    11,850,830
  Shares of the Fund
    redeemed ...................................     2,575,531      14,426,361
                                                   -----------
 Accrued expenses:
  Management fees ..............................       349,567
  Trustees' fees ...............................        11,761
  Accounting and
   Administration fees .........................         5,583
  Transfer agent fees ..........................        37,122
  Other expenses ...............................        32,563         436,596
                                                   -----------    ------------
                                                                    14,862,957
                                                                  ------------
NET ASSETS ...................................................    $481,553,285
                                                                  ============

 Net Assets consist of:
  Capital paid-in ............................................    $361,790,212
  Undistributed net investment income ........................         320,069
  Accumulated net realized loss
    on investments and foreign
    currency --  net .........................................      (3,649,534)
  Unrealized appreciation on investments -- net ..............     123,092,538
                                                                  ------------
NET ASSETS ...................................................    $481,553,285
                                                                  ============
 Shares of beneficial interest
  outstanding, no par value  .................................      25,542,380
                                                                  ============
 Net asset value per share* ..................................          $18.85
                                                                  ============

*Shares of the Fund are sold and redeemed at net asset value
 ($481,553,285 / 25,542,380).

                See accompanying notes to financial statements.

                                CGM REALTY FUND
--------------------------------------------------------------------------------
STATEMENT OF
OPERATIONS

Six Months Ended June 30, 2003
(unaudited)

INVESTMENT INCOME
 Income:
  Dividends (net of withholding tax of $39,908) ..............  $  3,764,517
  Interest ...................................................        23,327
                                                                ------------
                                                                   3,787,844
                                                                ------------
 Expenses:
  Management fees ............................................     1,603,192
  Trustees' fees .............................................        25,831
  Accounting and Administration ..............................        33,500
  Custodian ..................................................        51,044
  Transfer agent .............................................       144,125
  Audit and tax services .....................................        19,750
  Legal ......................................................        62,364
  Printing ...................................................        20,031
  Registration ...............................................        15,242
  Line of credit commitment fee ..............................        10,137
  Miscellaneous ..............................................         1,062
                                                                ------------
                                                                   1,986,278
                                                                ------------
 Net investment income .......................................     1,801,566
                                                                ------------
REALIZED AND UNREALIZED GAIN ON
 INVESTMENTS AND FOREIGN CURRENCY
 TRANSACTIONS
  Realized gain on investments and
   foreign currency transactions -- net ......................    22,152,729
  Unrealized appreciation -- net .............................   112,356,016
                                                                ------------

  Net gain on investments and foreign
   currency transactions .....................................   134,508,745
                                                                ------------

NET CHANGE IN ASSETS FROM
 OPERATIONS ..................................................  $136,310,311
                                                                ============

                See accompanying notes to financial statements.

                                CGM REALTY FUND
--------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS

                                                                        SIX MONTHS
                                                                           ENDED              YEAR ENDED
                                                                       JUNE 30, 2003         DECEMBER 31,
                                                                        (UNAUDITED)              2002
                                                                       -------------         -------------
FROM OPERATIONS
  Net investment income .......................................        $   1,801,566         $  11,037,715
  Net realized gain from investments ..........................           22,152,729            25,956,507
  Unrealized appreciation (depreciation) ......................          112,356,016           (21,006,423)
                                                                       -------------         -------------
    Change in net assets from operations ......................          136,310,311            15,987,799
                                                                       -------------         -------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
  Net investment income .......................................           (1,481,497)          (15,352,141)
                                                                       -------------         -------------
FROM CAPITAL SHARE TRANSACTIONS
  Proceeds from sale of shares ................................          102,565,353           169,671,765
  Net asset value of shares issued in connection with
  reinvestment of:
    Dividends from net investment income ......................            1,256,036            13,193,148
                                                                       -------------         -------------
                                                                         103,821,389           182,864,913
  Cost of shares redeemed .....................................          (96,853,775)         (226,900,161)
                                                                       -------------         -------------
    Change in net assets derived from capital share
      transactions ............................................            6,967,614           (44,035,248)
                                                                       -------------         -------------
  Total change in net assets ..................................          141,796,428           (43,399,590)

NET ASSETS
  Beginning of period .........................................          339,756,857           383,156,447
                                                                       -------------         -------------

End of period (including undistributed net investment
  income of $320,069 and $0, respectively) ....................        $ 481,553,285         $ 339,756,857
                                                                       =============         =============
NUMBER OF SHARES OF THE FUND:
  Issued from sale of shares ..................................            6,037,275            10,995,860
  Issued in connection with reinvestment of:
    Dividends from net investment income ......................               79,570               939,628
                                                                       -------------         -------------
                                                                           6,116,845            11,935,488
    Redeemed ..................................................           (5,954,915)          (15,005,961)
                                                                       -------------         -------------
    Net change ................................................              161,930            (3,070,473)
                                                                       =============         =============

                                 See accompanying notes to financial statements.

                                CGM REALTY FUND
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                           SIX MONTHS
                                             ENDED                        FOR THE YEAR ENDED DECEMBER 31,
                                         JUNE 30, 2003     -------------------------------------------------------------
                                          (UNAUDITED)       2002           2001           2000        1999       1998
                                           --------       --------       --------       --------    --------    --------
For a share of the Fund outstanding throughout each period:
Net asset value at the beginning of
  period ...............................   $  13.39       $  13.47       $  13.53       $  11.08    $  11.59    $  15.60
                                           --------       --------       --------       --------    --------    --------
Net investment income ..................       0.07(a)        0.40(a)        0.48(a)        0.52        0.65        0.59

Dividends from net investment income ...      (0.06)         (0.58)         (0.71)         (0.73)      (0.65)      (0.59)
Distributions from net realized gain ...       --             --             --             --          --          --
Distributions from tax return of capital       --             --             --             --         (0.16)      (0.16)
                                           --------       --------       --------       --------    --------    --------
Total Distributions ....................      (0.06)         (0.58)         (0.71)         (0.73)      (0.81)      (0.75)
                                           --------       --------       --------       --------    --------    --------
Net realized and unrealized gain (loss)
  on investments and foreign currency
  transactions .........................       5.45           0.10           0.17           2.66       (0.35)      (3.85)
                                           --------       --------       --------       --------    --------    --------

Net increase (decrease) in net asset
  value ................................       5.46          (0.08)         (0.06)          2.45       (0.51)      (4.01)
                                           --------       --------       --------       --------    --------    --------
Net asset value at end of period .......   $  18.85       $  13.39       $  13.47       $  13.53    $  11.08    $  11.59
                                           ========       ========       ========       ========    ========    ========

Total Return (%) .......................       41.4            3.5            5.1           29.2         2.6       (21.2)

Ratios:
Operating expenses to average net
  assets (%) ...........................       1.05*          1.03           1.00           1.02        1.06        1.04
Net investment income to average net
  assets (%) ...........................       0.95*          2.70           3.63           4.27        5.50        4.35
Portfolio turnover (%) .................         91*           173            131             78          49          86

Net assets at end of period
  (in thousands) ($) ...................    481,553        339,757        383,156        499,922     371,830     418,901

(a) Per share net investment income has been calculated using the average shares outstanding during the period.
  * Computed on an annualized basis.

                                           See accompanying notes to financial statements.

                                CGM REALTY FUND
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS -- JUNE 30, 2003
(unaudited)

1. The Fund is a diversified series of CGM Trust which is organized as a Massachusetts business trust under the laws of Massachusetts pursuant to an Agreement and Declaration of Trust. The Trust is registered under the Investment Company Act of 1940 as an open-end management investment company. The Trust has two other funds whose financial statements are not presented herein. Along with one other fund in a separate Trust, there are four CGM Funds. The Fund commenced operations on May 13, 1994. The Fund's investment objective is to provide a combination of income and long-term growth of capital. The Fund intends to pursue its objective by investing primarily in equity securities of companies in the real estate industry.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. SECURITY VALUATION -- Equity securities are valued on the basis of valuations furnished by a pricing service, authorized by the Board of Trustees. The pricing service provides the last reported sale price for securities listed on a national securities exchange or in the case of the NASDAQ national market system, the NASDAQ official closing price. For securities with no sale reported and in the case of over-the-counter securities not so listed, the last reported bid price is used. Short-term investments having a maturity of sixty days or less are stated at amortized cost, which approximates value. Other assets and securities which are not readily marketable will be valued in good faith at fair value using methods determined by the Board of Trustees.

B. SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date net of applicable foreign taxes, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable based upon its current interpretations of the tax rules and regulations that exist in the markets in which it invests. Interest income is recorded on the accrual basis. Net gain or loss on securities sold is determined on the identified cost basis. Dividend income received by the Fund from its investment in REITs may consist of ordinary income, capital gains and return of capital.

C. FEDERAL INCOME TAXES -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute to its shareholders all of its taxable income and net realized capital gains, within the prescribed time period. Accordingly, no provision for federal income tax has been made. At December 31, 2002 there were capital loss carry- overs available to offset future realized gains of $24,748,744 expiring in the year 2007.

D. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends and distributions are recorded by the Fund on the ex-dividend date. The classification of income and capital gains distributions is determined in accordance with income tax regulations. Distributions from net investment income and short-term capital gains are treated as ordinary income for income tax purposes. Permanent book and tax differences relating to shareholder distributions may result in reclassifications to paid-in capital. These differences are primarily related to REITs and foreign exchange gains/ (losses). Undistributed net investment income or accumulated net investment loss may include temporary book and tax differences, which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

E. FOREIGN CURRENCY TRANSLATION -- All assets and liabilities initially expressed in terms of foreign currencies are translated into U.S. dollars. Transactions affecting statement of operations accounts and net realized gain/(loss) on investments are translated at the rates prevailing at the dates of the transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. Reported net realized foreign exchange gains or losses arise from sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

F. INVESTMENT RISK -- There are certain additional risks involved in investing in foreign securities that are not inherent in investments in domestic securities. These risks may involve adverse political and economic developments and the possible imposition of currency exchange blockages or other foreign governmental laws or restrictions. In addition, the securities of some foreign companies and securities markets are less liquid and at times more volatile than securities of comparable U.S. companies and U.S. securities markets.

2. PURCHASES AND SALE OF SECURITIES -- For the period ended June 30, 2003, purchases and sales of securities other than United States government obligations and short-term investments aggregated $180,585,579 and $171,716,697, respectively. There were no purchases or sales of United States government obligations.

3. A. MANAGEMENT FEES -- During the period ended June 30, 2003, the Fund incurred management fees of $1,603,192, paid or payable to the Fund's investment adviser, Capital Growth Management Limited Partnership (CGM), certain officers and directors of which are also officers and trustees of the Fund. The management agreement provides for a fee at the annual rate of 0.85% on the first $500 million of the Fund's average daily net assets and 0.75% on amounts in excess of $500 million.

    B. OTHER EXPENSES -- CGM performs certain administrative, accounting and other services for the Fund. The expenses of those services, which are paid to CGM by the Fund, include the following: (i) expenses for personnel performing bookkeeping, accounting and financial reporting functions and clerical functions relating to the Fund; (ii) expenses for services required in connection with the preparation of registration statements and prospectuses, shareholder reports and notices, proxy solicitation material furnished to shareholders of the Fund or regulatory authorities and reports and questionnaires for SEC compliance; and (iii) registration, filing and other fees in connection with requirements of regulatory authorities. For the period ended June 30, 2003 these expenses amounted to $33,500 and are shown separately in the financial statements as Accounting and Administration.

    C. TRUSTEES FEES AND EXPENSES -- The Fund does not pay any compensation directly to its officers or to any trustees who are directors, officers or employees of CGM, or any affiliate of CGM (other than registered investment companies). For the period ended June 30, 2003 each other trustee was compensated by the CGM Funds with an annual fee of $37,000 plus travel expenses for each meeting attended. Of this amount, each fund is responsible for $4,500 per trustee plus an annual variable fee calculated based on the proportion of each fund's average net assets relative to the aggregate average net assets of the CGM Funds, which for the period ended June 30, 2003 was $2,317 per trustee for the Fund.

4. LINE OF CREDIT -- The Fund has a $20,000,000 committed unsecured line of credit with its custodian bank. Borrowings under the line will be charged interest at 0.75% over the current Overnight Federal Funds Rate. The Fund will incur a commitment fee of 0.10% per annum on the unused portion of the line of credit, payable quarterly. There were no borrowings under the line of credit during the period ended June 30, 2003.

INVESTMENT ADVISER
CAPITAL GROWTH MANAGEMENT
LIMITED PARTNERSHIP
Boston, Massachusetts 02110

---------------------------------------------------------------------------
TELEPHONE NUMBERS

For information about:
[] Account Procedures and Status

[] Redemptions

[] Exchanges

   Call 800-343-5678

[] New Account Procedures

[] Prospectuses

[] Performance

   Call 800-345-4048

---------------------------------------------------------------------------
MAILING ADDRESSES

FOR EXISTING ACCOUNTS

CGM Shareholder Services
c/o Boston Financial Data Services
P.O. Box 8511 Boston, MA 02266-8511

FOR NEW ACCOUNT APPLICATIONS ONLY

The CGM Funds
P.O. Box 449
Boston, MA 02117-0449
---------------------------------------------------------------------------

This report has been prepared for the shareholders of the Fund and is not authorized for distribution to current or prospective investors in the Fund unless it is accompanied or preceded by a prospectus.

RQR2 03                                                    Printed in U.S.A.

CGM
FOCUS FUND

23rd Quarterly Report
June 30, 2003

A No-Load Fund

[logo]  INVESTMENT ADVISER
        CAPITAL GROWTH MANAGEMENT
        LIMITED PARTNERSHIP

TO OUR SHAREHOLDERS:
--------------------------------------------------------------------------------

CGM Focus Fund increased 34.7% during the second quarter of 2003 compared to the unmanaged Standard and Poor's 500 Index which increased 15.4% over the same period. For the first six months of the year, CGM Focus Fund returned 24.7% while the unmanaged S&P 500 Index increased 11.8%.

The long awaited recovery remained elusive during the second quarter of 2003. Many economic indicators barely budged over the three-month period, and business activity remained sluggish. Major manufacturers are currently operating at only 72% capacity and many of them have been discouraged from new capital spending. Without a stronger economy, unemployment levels show no signs of abating. The favorable resolution of the Iraqi war failed to bolster consumer confidence to any great degree though the consumer does keep chugging along, lured by incentives to spend money on houses and automobiles and thereby keeping the economy growing, though only at a meager 1%-2% annual rate.

The remedy may, however, be on the way. We anticipate a strengthening economy during the second half of the year as significant monetary and fiscal policies are implemented which should help to stimulate spending. First, on June 25, the Federal Reserve Board again shaved 25 basis points from the Federal Funds rate to achieve a new 45-year low. The ten-year Treasury bond is currently yielding only 3.63% and the three-month Treasury bill, a mere 87 basis points. Secondly, on the fiscal front, a front-end-loaded tax cut replete with lower dividend taxes is being implemented and, we believe, will put more money in the consumer's pocket. Finally, the federal government continues to spend at a good clip which, when combined with a weakening dollar that ought to boost foreign exports, should nudge the economy out of neutral and into a forward gear.

Ahead of the curve, investors anticipated the significance of these factors and bid the S&P 500 Index up 15% during the second quarter. Frequently, the stock market becomes an accurate leading indicator in and of itself. In this instance, we believe the market is signaling better times for the economy. That said, the fact remains that the stock market is still expensive, with the S&P 500 Index selling at 18-19 times next year's earnings. We do believe there are opportunities in a few sectors and in individual companies where growth prospects look good to us relative to market prices, and we are concentrating on just such situations.

CGM Focus Fund held large positions in the housing and building materials, consumer durables, and auto and related industries on June 30, 2003. The Fund's three largest holdings at quarter-end were Rent-A-Center, Inc., the Ryland Group, Inc. and Hovnanian Enterprises, Inc.

                            /s/ Robert L. Kemp

                                Robert L. Kemp
                                President

July 1, 2003

INVESTMENT PERFORMANCE
(unaudited)
--------------------------------------------------------------------------------
Total Return for Periods Ended June 30, 2003

                                                                  THE FUND'S
                                                 CGM FOCUS      AVERAGE ANNUAL
                                                   FUND          TOTAL RETURN
                                               -------------  ------------------
5 Years .....................................     +127.6%           +17.9%
1 Year ......................................       -6.2             -6.2
3 Months ....................................      +34.7              --

The Fund's average annual total return since inception (September 3, 1997) through June 30, 2003 is +16.7%. The adviser agreed to limit the Fund's total operating expenses to 1.20% of its average net assets exclusive of any dividend expense incurred on short sales through December 31, 2001. Otherwise, the Fund's total return since inception and for the five-year period ended June 30, 2003, would have been lower.

The performance data contained in this report represent past performance, which is no guarantee of future results. The table above does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares and assumes the reinvestment of all Fund distributions. The investment return and the principal value of an investment in the Fund will fluctuate so that investors' shares, when redeemed, may be worth more or less than their original cost.

                                CGM FOCUS FUND
--------------------------------------------------------------------------------

BOARD OF TRUSTEES
PETER O. BROWN
G. KENNETH HEEBNER
ROBERT L. KEMP
ROBERT B. KITTREDGE
LAURENS MACLURE
JAMES VAN DYKE QUEREAU, JR.
J. BAUR WHITTLESEY

OFFICERS
ROBERT L. KEMP, President
G. KENNETH HEEBNER, Vice President
LESLIE A. LAKE, Vice President and Secretary
KATHLEEN S. HAUGHTON, Vice President
MARTHA I. MAGUIRE, Vice President
W. DUGAL THOMAS, Vice President
MARY L. STONE, Assistant Vice President
FRANK N. STRAUSS, Treasurer

INVESTMENT ADVISER
CAPITAL GROWTH MANAGEMENT LIMITED PARTNERSHIP
Boston, Massachusetts 02110

TRANSFER AND DIVIDEND PAYING
AGENT AND CUSTODIAN OF ASSETS
STATE STREET BANK AND TRUST COMPANY
Boston, Massachusetts 02102

SHAREHOLDER SERVICING AGENT
FOR STATE STREET BANK AND TRUST COMPANY
BOSTON FINANCIAL DATA SERVICES, INC.
P.O. Box 8511
Boston, Massachusetts 02266-8511

                                CGM FOCUS FUND
--------------------------------------------------------------------------------

The Fund is supervised by the board of trustees of CGM Trust (the "Trust"). The trustees and officers of the Trust, their ages, their principal occupations during the past five years, the number of CGM Funds they oversee, and other directorships they hold are set forth below. Unless otherwise noted below, the address of each trustee and officer is One International Place, Boston, Massachusetts 02110.

An asterisk in the table below identifies those trustees and officers who are "interested persons" of the Trust as defined in the Investment Company Act of 1940, as amended. Each trustee and officer of the Trust noted as an interested person is interested by virtue of that individual's position with Capital Growth Management Limited Partnership ("CGM"), the Fund's investment manager, as described in the table below.

The Statement of Additional Information for the Fund includes additional information about Fund trustees and is available, without charge, upon request by calling the CGM Marketing Department, toll free, at 800-345-4048.

                                                                                                                        NUMBER OF
                                                                                                                      FUNDS IN THE
                                                                              PRINCIPAL OCCUPATION DURING               CGM FUNDS
                                            POSITION HELD AND                       PAST 5 YEARS AND                     COMPLEX
NAME, ADDRESS AND AGE                     LENGTH OF TIME SERVED                 OTHER DIRECTORSHIPS HELD                OVERSEEN
---------------------                     ---------------------               ---------------------------             -------------
INTERESTED TRUSTEES
G. Kenneth Heebner*                   Trustee since 1993              Employee, CGM; Part Owner, Kenbob,                     4
  age 62                                                              Inc. (Managing Partner of CGM)

Robert L. Kemp*                       Trustee since 1990              Employee, CGM; Part Owner, Kenbob,                     4
  age 71                                                              Inc. (Managing Partner of CGM)

DISINTERESTED TRUSTEES

Peter O. Brown                        Trustee since 1993              Counsel (formerly, Partner), Harter,                   4
  age 62                                                              Secrest & Emery LLP (law firm);
                                                                      Trustee, TT International U.S.A.
                                                                      Master and Feeder Trusts (four mutual
                                                                      funds)

Robert B. Kittredge                   Trustee since 1990              Retired; formerly Trustee, New                         4
  age 82                                                              England Zenith Fund

Laurens MacLure                       Trustee since 1990              Retired; formerly President and Chief                  4
  age 78                                                              Executive Officer, New England
                                                                      Deaconess Hospital; formerly Trustee,
                                                                      New England Zenith Fund; formerly
                                                                      Director, Massachusetts Blue Cross/
                                                                      Blue Shield

James Van Dyke Quereau, Jr.           Trustee since 1993              Managing Partner and Director,                         4
  age 54                                                              Stratton Management Company
                                                                      (investment management); Director and
                                                                      Vice President, Semper Trust Co.

J. Baur Whittlesey                    Trustee since 1990              Member, Ledgewood Law Firm, P.C.                       4
  age 56

OFFICERS

G. Kenneth Heebner*                   Vice President since 1990       Employee, CGM; Part Owner, Kenbob,                     4
  age 62                                                              Inc. (Managing Partner of CGM)

Robert L. Kemp*                       President since 1990            Employee, CGM; Part Owner, Kenbob,                     4
  age 71                                                              Inc. (Managing Partner of CGM)

Kathleen S. Haughton*                 Vice President since 1992 and   Employee - Investor Services                           4
  age 43                              Anti-Money Laundering           Division, CGM
  address:                            Compliance Officer since 2002
  222 Berkeley Street,
  Boston, Massachusetts
  02116

Leslie A. Lake*                       Vice President and Secretary    Employee - Office Administrator, CGM                   4
  age 58                              since 1990

Martha I. Maguire*                    Vice President since 1994       Employee - Funds Marketing, CGM                        4
  age 47

Mary L. Stone*                        Assistant Vice President        Employee - Portfolio Transactions,                     4
  age 58                              since 1990                      CGM

Frank N. Strauss*                     Treasurer since 1992            Employee - Chief Financial Officer,                    4
  age 42                                                              CGM Funds
  address:
  222 Berkeley Street,
  Boston, Massachusetts
  02116

W. Dugal Thomas*                      Vice President since 1992       Employee - Director of Marketing, CGM                  4
  age 66

                                CGM FOCUS FUND
--------------------------------------------------------------------------------


INVESTMENTS AS OF JUNE 30, 2003
(unaudited)

COMMON STOCKS -- 99.6% OF TOTAL NET ASSETS

                                                     SHARES          VALUE(a)
                                                     ------          --------

AIRLINES -- 4.2%
Airtran Holdings, Inc. (b) .......................   1,220,000    $ 12,773,400
AMR Corporation (b) ..............................     610,000       6,710,000
                                                                  ------------
                                                                    19,483,400
                                                                  ------------
AUTO AND RELATED -- 10.4%
Sonic Automotive, Inc. (b) .......................   1,110,000      24,320,100
United Auto Group, Inc. (b) ......................   1,105,000      24,066,900
                                                                  ------------
                                                                    48,387,000
                                                                  ------------
CONSUMER DURABLES -- 12.0%
Fleetwood Enterprises, Inc. (b) ..................   3,141,800      23,249,320
Thor Industries, Inc. ............................     794,000      32,411,080
                                                                  ------------
                                                                    55,660,400
                                                                  ------------
ENERGY -- 8.5%
Chesapeake Energy Corporation ....................   1,150,000      11,615,000
Tom Brown, Inc. (b) ..............................     300,000       8,337,000
XTO Energy, Inc. .................................     985,000      19,808,350
                                                                  ------------
                                                                    39,760,350
                                                                  ------------
FINANCIAL SERVICES -- 3.9%
Countrywide Financial Company ....................     258,000      17,949,060
                                                                  ------------

HOUSING AND BUILDING MATERIALS -- 27.4%
D.R. Horton, Inc. ................................     285,000       8,008,500
Hovnanian Enterprises, Inc. (b) ..................     567,000      33,424,650
Lennar Corporation (c) ...........................     240,000      17,160,000
Meritage Corporation (b) .........................     415,800      20,482,308
NVR, Inc. (b) ....................................      29,000      11,919,000
Ryland Group, Inc. ...............................     509,000      35,324,600
Standard Pacific Corporation .....................      36,000       1,193,760
                                                                  ------------
                                                                   127,512,818
                                                                  ------------
LEISURE -- 4.7%
K-Swiss, Inc. ....................................     640,000      22,092,800
                                                                  ------------

MISCELLANEOUS -- 9.3%
Emerson Radio Corporation (b) ....................     934,400       6,279,168
Rent-A-Center, Inc. (b) ..........................     488,000      36,995,280
                                                                  ------------
                                                                    43,274,448
                                                                  ------------

PERIPHERALS -- 4.7%
Hutchinson Technology, Inc. (b) ..................     320,000      10,524,800
Western Digital Corporation (b) ..................   1,080,000      11,124,000
                                                                  ------------
                                                                    21,648,800
                                                                  ------------
RETAIL -- 8.5%
Pacific Sunwear of California, Inc. (b) ..........   1,041,000      25,077,690
Sharper Image Corporation (b) ....................     535,000      14,589,450
                                                                  ------------
                                                                    39,667,140
                                                                  ------------
STEEL -- 6.0%
Schnitzer Steel Industries, Inc. .................     220,000       9,706,400
United States Steel Corporation ..................   1,125,000      18,416,250
                                                                  ------------
                                                                    28,122,650
                                                                  ------------

   TOTAL COMMON STOCKS (Identified Cost $363,129,662) ........     463,558,866
                                                                  ------------

SHORT-TERM INVESTMENT -- 0.4%

                                                                   FACE
                                                                  AMOUNT

American Express Credit Corporation, 1.20%,
 7/01/03 (Cost $1,705,000) .......................$  1,705,000       1,705,000
                                                                  ------------

TOTAL INVESTMENTS -- 100.0% (Identified Cost $364,834,662)(d)      465,263,866
   Cash and receivables ......................................       6,882,066
   Liabilities ...............................................      (7,016,562)
                                                                  ------------
TOTAL NET ASSETS -- 100.0% ...................................    $465,129,370
                                                                  ============

(a) See Note 1A.
(b) Non-income producing security.
(c) A portion of this security has been segregated as collateral in connection with short sale investments (see Note 1E).
(d) Federal Tax Information: At June 30, 2003 the net unrealized appreciation on investments based on cost of $364,834,662 for Federal income tax purposes was as follows:
    Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost ......... $108,185,830
    Aggregate gross unrealized depreciation for all investments
     in which there is an excess of tax cost over value .........   (7,756,626)
                                                                  ------------
    Net unrealized appreciation ................................. $100,429,204
                                                                  ============

                See accompanying notes to financial statements.

                                CGM FOCUS FUND
--------------------------------------------------------------------------------

STATEMENT OF
ASSETS AND LIABILITIES

June 30, 2003
(unaudited)

ASSETS
 Investments at value (Identified
  cost -- $364,834,662) .....................................    $465,263,866
 Cash .......................................................           3,549
 Receivable for:

  Securities sold ...........................      $5,240,335
  Shares of the Fund sold....................       1,565,645
  Dividends and interest ....................          72,537       6,878,517
                                                   ----------    ------------
                                                                  472,145,932
                                                                 ------------

LIABILITIES
 Payable for:
  Securities purchased ......................       5,258,676
  Shares of the Fund
   redeemed .................................       1,286,358       6,545,034
                                                   ----------
 Accrued expenses:
  Management fees ...........................         377,503
  Trustees' fees ............................          12,541
  Accounting and
   Administrative fees ......................           5,944
  Transfer agent fees .......................          36,375
  Other expenses ............................          39,165         471,528
                                                   ----------    ------------
                                                                    7,016,562
                                                                 ------------
NET ASSETS ..................................................    $465,129,370
                                                                 ============

 Net Assets consist of:
  Capital paid-in ...........................................    $475,957,230
  Undistributed net investment loss .........................      (1,921,531)
  Accumulated net realized loss .............................    (109,335,533)
  Unrealized appreciation on
   investments -- net .......................................     100,429,204
                                                                 ------------
NET ASSETS ..................................................    $465,129,370
                                                                 ============
 Shares of beneficial interest
  outstanding, no par value .................................      20,743,525
                                                                 ============
 Net asset value per share* .................................          $22.42
                                                                 ============

*Shares of the Fund are sold and redeemed at net asset value
 ($465,129,370 / 20,743,525).

                See accompanying notes to financial statements.

                                CGM FOCUS FUND
--------------------------------------------------------------------------------
STATEMENT OF
OPERATIONS

Six Months Ended June 30, 2003
(unaudited)

INVESTMENT INCOME
 Income
  Dividends ................................................  $    336,775
  Interest .................................................        15,502
                                                              ------------
                                                                   352,277
                                                              ------------
 Expenses
  Management fees ..........................................     1,850,916
  Trustees' fees ...........................................        27,389
  Accounting and Administration ............................        35,665
  Custodian ................................................        44,522
  Transfer agent ...........................................       184,360
  Audit and tax services ...................................        15,250
  Legal ....................................................        58,695
  Printing .................................................        23,106
  Registration .............................................        20,273
  Line of credit commitment fee ............................        12,674
  Miscellaneous ............................................           958
                                                              ------------
                                                                 2,273,808
                                                              ------------
 Net investment loss .......................................    (1,921,531)
                                                              ------------
REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS
 Realized loss on investments -- net .......................   (13,077,254)
 Unrealized appreciation -- net ............................    99,992,665
                                                              ------------
 Net gain on investments ...................................    86,915,411
                                                              ------------

NET CHANGE IN ASSETS FROM
 OPERATIONS ................................................  $ 84,993,880
                                                              ============

                See accompanying notes to financial statements.

                                CGM FOCUS FUND
--------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS

                                                                        SIX MONTHS
                                                                           ENDED              YEAR ENDED
                                                                       JUNE 30, 2003         DECEMBER 31,
                                                                        (UNAUDITED)              2002
                                                                       -------------         -------------
FROM OPERATIONS
  Net investment loss .........................................        $  (1,921,531)        $  (4,557,849)
  Net realized loss from investments ..........................          (13,077,254)          (95,351,580)
  Unrealized appreciation (depreciation) ......................           99,992,665           (41,084,814)
                                                                       -------------         -------------
    Change in net assets from operations ......................           84,993,880          (140,994,243)
                                                                       -------------         -------------
FROM CAPITAL SHARE TRANSACTIONS
  Proceeds from sale of shares ................................           94,123,575           775,468,477
  Cost of shares redeemed .....................................          (97,971,078)         (500,053,695)
                                                                       -------------         -------------
    Change in net assets derived from capital share
      transactions ............................................           (3,847,503)          275,414,782
                                                                       -------------         -------------
  Total change in net assets ..................................           81,146,377           134,420,539

NET ASSETS
  Beginning of period .........................................          383,982,993           249,562,454
                                                                       -------------         -------------

  End of period (including net investment loss of $1,921,531
    and $0, respectively) .....................................        $ 465,129,370         $ 383,982,993
                                                                       =============         =============
NUMBER OF SHARES OF THE FUND:
  Issued from sale of shares ..................................            4,727,379            32,682,337
  Redeemed ....................................................           (5,337,608)          (22,741,631)
                                                                       -------------         -------------
  Net change ..................................................             (610,229)            9,940,706
                                                                       =============         =============

                                See accompanying notes to financial statements.

                                CGM FOCUS FUND
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                           SIX MONTHS
                                             ENDED                              YEAR ENDED DECEMBER 31,
                                         JUNE 30, 2003    --------------------------------------------------------------
                                          (UNAUDITED)       2002           2001           2000        1999        1998
                                           --------       --------       --------       --------    --------    --------
For a share of the Fund
  outstanding throughout the
  period:

Net asset value at the beginning
of period ..............................   $  17.98       $  21.87       $  15.80       $  10.50    $   9.71    $   9.38
                                           --------       --------       --------       --------    --------    --------
Net investment income (loss) (a) .......      (0.10)(b)      (0.21)(b)       0.01           0.36        0.03       (0.07)(c)
Dividends from net investment
  income ...............................       --             --            (0.01)         (0.36)      (0.03)       --
Net realized and unrealized gain
  (loss) on investments ................       4.54          (3.68)          7.51           5.30        0.79        0.40(d)
Distribution from net realized
  gain .................................       --             --            (1.44)          --          --          --
                                           --------       --------       --------       --------    --------    --------
Net increase (decrease) in net
  asset value ..........................       4.44          (3.89)          6.07           5.30        0.79        0.33
                                           --------       --------       --------       --------    --------    --------
Net asset value at end of period .......   $  22.42       $  17.98       $  21.87       $  15.80    $  10.50    $   9.71
                                           ========       ========       ========       ========    ========    ========

Total Return (%) .......................       24.7          (17.8)          47.7(e)        53.9(e)      8.5(e)      3.5(e)

Ratios:
Operating expenses to average net
  assets (%) ...........................       1.23*          1.20(f)        1.20(f)        1.21(f)     1.21(f)     1.20
Operating expenses to average net
  assets before expense limitation
  (%) ..................................        N/A            N/A           1.32           1.65        1.55        1.40
Net investment income (loss) to
  average net assets (%) ...............      (1.04)*        (0.98)          0.11           3.02        0.23       (0.65)
Portfolio turnover (%) .................        193*           155            254            551         288         340

Net assets at end of period
  (in thousands) ($) ...................    465,129        383,983        249,562         78,889      68,876     110,324

(a) Net of reimbursement which
    amounted to ($) ....................        N/A            N/A           0.01           0.05        0.04        0.02
(b) Per share net investment income/(loss) has been calculated using the average shares outstanding during the period.
(c) Per share net investment loss does not reflect the period's reclassification of permanent differences between book and tax basis net investment loss. See note 1D.
(d) The amount shown for a share outstanding does not correspond with the aggregate net gain/(loss) on investments for the period ended December 31, 1998, due to the timing of purchases and redemptions of fund shares in relation to fluctuating market values of the investments of the Fund.
(e) The total return would have been lower had certain expenses not been reduced during the period.
(f) Includes the dividend expense on short sales.
*   Computed on an annualized basis.

                                See accompanying notes to financial statements.

                                CGM FOCUS FUND
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS -- JUNE 30, 2003
(unaudited)

1. The Fund is a non-diversified series of CGM Trust which is organized as a Massachusetts business trust under the laws of Massachusetts pursuant to an Agreement and Declaration of Trust. The Trust is registered under the Investment Company Act of 1940 as an open-end management investment company. The Trust has two other funds whose financial statements are not presented herein. Along with one other fund in a separate Trust, there are four CGM Funds. The Fund's investment objective is long-term growth of capital. The Fund intends to pursue its objective by investing in a smaller number of companies, and/or in a more limited number of sectors than diversified mutual funds. In addition, should the investment outlook of the Fund's investment manager so warrant, the Fund may engage in a variety of investment techniques including short sales designed to capitalize on declines in the market price of specific equity securities of one or more companies or declines in market indexes.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. SECURITY VALUATION -- Equity securities are valued on the basis of valuations furnished by a pricing service, authorized by the Board of Trustees. The pricing service provides the last reported sale price for securities listed on a national securities exchange or, in the case of the NASDAQ national market system, the NASDAQ official closing price. For securities with no sale reported and in the case of over-the-counter securities not so listed, the last reported bid price is used. Short-term investments having a maturity of sixty days or less are stated at amortized cost, which approximates value. Other assets and securites which are not readily marketable will be valued in good faith at fair value using methods determined by the Board of Trustees.

B. SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date net of applicable foreign taxes. Interest income is recorded on the accrual basis. Net gain or loss on securities sold is determined on the identified cost basis.

C. FEDERAL INCOME TAXES -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute to its shareholders all of its taxable income and net realized capital gains, within the prescribed time period. Accordingly, no provision for federal income tax has been made. At December 31, 2002, there were capital loss carryovers available to offset future realized gains of $95,055,659 expiring in year 2010.

D. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends and distributions are recorded by the Fund on the ex-dividend date. The classification of income and capital gains distributions is determined in accordance with income tax regulations. Distributions from net investment income and short-term capital gains are treated as ordinary income for income tax purposes. Permanent book and tax differences relating to shareholder distributions may result in reclassifications to paid-in capital or accumulated realized gain/loss. These differences are primarily related to net investment loss write off. Undistributed net investment income or accumulated net investment loss may include temporary book and tax differences, which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

E. SHORT SALES -- The Fund may sell securities short. A short sale is a transaction in which the Fund sells a security it does not own in anticipation that the market price of that security will decline. When the Fund makes a short sale, it must borrow the security sold short to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement. While the short sale is outstanding, the Fund is required to collateralize its obligations, which has the practical effect of limiting the extent to which the Fund may engage in short sales. At June 30, 2003, the market value of securities held in a segregated account was $13,585,000. There were no securities sold short at June 30, 2003.

F. INVESTMENT RISK -- There are certain additional risks involved in investing in foreign securities that are not inherent in investments in domestic securities. These risks may involve adverse political and economic developments and the possible imposition of currency exchange blockages or other foreign governmental laws or restrictions. In addition, the securities of some foreign companies and securities markets are less liquid and at times more volatile than securities of comparable U.S. companies and U.S. securities markets.

2. PURCHASES AND SALES OF SECURITIES -- For the period ended June 30, 2003, purchases and sales of securities other than United States government obligations and short-term investments aggregated $363,138,256 and $369,976,736, respectively. There were no purchases or sales of United States government obligations.

3. A. MANAGEMENT FEES -- During the period ended June 30, 2003, the Fund incurred management fees of $1,850,916, paid or payable to the Fund's investment adviser, Capital Growth Management Limited Partnership
        (CGM), certain officers and directors of which are also officers and trustees of the Fund. The management agreement provides for a fee at the annual rate of 1.00% on the first $500 million of the Fund's average daily net assets, 0.95% of the next $500 million and 0.90% on amounts in excess of $1 billion.

    B. OTHER EXPENSES -- CGM performs certain administrative, accounting and other services for the Fund. The expenses of those services, which are paid to CGM by the Fund, include the following: (i) expenses for personnel performing bookkeeping, accounting and financial reporting functions and clerical functions relating to the Fund; (ii) expenses for services required in connection with the preparation of registration statements and prospectuses, shareholder reports and notices, proxy questionnaires for SEC compliance; and (iii) registration, filing and other fees in connection with requirements of regulatory authorities. For the period ended June 30, 2003 these expenses amounted to $35,665 and are shown separately in the financial statements as Accounting and Administration.

    C. TRUSTEES FEES AND EXPENSES -- The Fund does not pay any compensation directly to its officers or to any trustees who are directors, officers or employees of CGM, or any affiliate of CGM (other than registered investment companies). For the period ended June 30, 2003 each other trustee was compensated by the CGM Funds with an annual fee of $37,000 plus travel expenses for each meeting attended. Of this amount, each fund was responsible for $4,500 per trustee plus an annual variable fee calculated based on the proportion of each fund's average net assets relative to the aggregate average net assets on the CGM Funds, which for the period ended June 30, 2003 was $2,629 per trustee for the Fund.

4. LINE OF CREDIT -- The Fund has a $20,000,000 committed, secured line of credit with its custodian bank. Borrowings under the line will be charged interest at 0.75% over the current Overnight Federal Funds Rate. The Fund will incur a commitment fee of 0.125% per annum on the unused portion of the line of credit, payable quarterly. There were no borrowings under the line of credit during the period ended June 30, 2003.

INVESTMENT ADVISER
CAPITAL GROWTH MANAGEMENT
LIMITED PARTNERSHIP
Boston, Massachusetts 02110

---------------------------------------------------------------------------
TELEPHONE NUMBERS

For information about:
[] Account Procedures and Status

[] Redemptions

[] Exchanges

   Call 800-343-5678

[] New Account Procedures

[] Prospectuses

[] Performance

   Call 800-345-4048

---------------------------------------------------------------------------
MAILING ADDRESSES

FOR EXISTING ACCOUNTS

CGM Shareholder Services
c/o Boston Financial Data Services
P.O. Box 8511 Boston, MA 02266-8511

FOR NEW ACCOUNT APPLICATIONS ONLY

The CGM Funds
P.O. Box 449
Boston, MA 02117-0449
---------------------------------------------------------------------------

This report has been prepared for the shareholders of the Fund and is not authorized for distribution to current or prospective investors in the Fund unless it is accompanied or preceded by a prospectus.

FFQR2 03                                                  Printed in U.S.A.

ITEM 2. CODE OF ETHICS.

                Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

                Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

                Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

                Not applicable

ITEM 6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

                Not applicable.

ITEM 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the CGM Trust's disclosure controls and procedures within 90 days of the filing of this Form N-CSR, the principal executive officer and principal financial officer have concluded that the CGM Trust's disclosure controls and procedures are effective to provide reasonable assurance that material information required to be disclosed by the CGM Trust on this report is recorded, processed, summarized and reported within the time periods specified in Securities and Exchange Commission rules and forms.

(b) There were no changes in CGM Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the CGM Trust's internal control over financial reporting.


ITEM 10.  EXHIBITS.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Investment Company Act of 1940: attached hereto as EX-99.CERT.

(b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14 under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for the purposes of
Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: attached hereto as EX-99.906CERT.

                                  SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

CGM Trust

By:   /S/Robert L. Kemp
      Robert L. Kemp
      President
      Principal Executive Officer

Date:  September 2, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:   /S/ Robert L. Kemp
      Robert L. Kemp
      President
      Principal Executive Officer


Date:  September 2, 2003

By:   /S/ Frank N. Strauss
      Frank N. Strauss
      CFO & Treasurer
      Principal Financial Officer


Date:  September 2, 2003